Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Sep. 27, 2023	Sep. 26, 2023
C000244754
Account Value [Line Items]
Line Graph and Table Measure Name	Brookstone Active ETF
Account Value	$ 12,594	$ 12,119	$ 12,168	$ 12,641	$ 12,711	$ 12,478	$ 12,742	$ 12,247	$ 12,377	$ 12,186	$ 11,961	$ 11,815	$ 11,549	$ 11,175	$ 11,516	$ 11,263	$ 10,949	$ 10,853	$ 10,488	$ 9,872	$ 10,024	$ 10,000
C000244755
Account Value [Line Items]
Line Graph and Table Measure Name	Brookstone Dividend Stock ETF
Account Value	$ 13,143	13,016	13,654	13,646	13,383	13,278	14,332	13,687	13,592	13,332	12,664	11,846	12,039	11,410	11,665	10,972	10,877	11,086	10,606	9,792	10,032	10,000
C000244756
Account Value [Line Items]
Line Graph and Table Measure Name	Brookstone Growth Stock ETF
Account Value	$ 13,990	13,082	12,936	13,950	14,396	13,881	14,202	13,207	13,323	13,027	12,567	12,475	11,903	11,478	12,043	11,915	11,390	11,210	10,661	9,692	10,100		$ 10,000
C000244757
Account Value [Line Items]
Line Graph and Table Measure Name	Brookstone Intermediate Bond ETF
Account Value	$ 10,890	11,007	10,874	10,841	10,647	10,593	10,720	10,651	10,905	10,790	10,668	10,444	10,350	10,230	10,311	10,266	10,310	10,286	10,145	9,984	10,004		10,000
C000244758
Account Value [Line Items]
Line Graph and Table Measure Name	Brookstone Opportunities ETF
Account Value	$ 12,475	11,963	12,021	12,490	12,637	12,380	12,563	12,064	12,133	11,951	11,806	11,709	11,431	11,098	11,407	11,238	10,936	10,823	10,496	9,924	10,024	10,000
C000244759
Account Value [Line Items]
Line Graph and Table Measure Name	Brookstone Ultra-Short Bond ETF
Account Value	$ 10,685	10,661	10,632	10,607	10,577	10,552	10,516	10,485	10,456	10,419	10,375	10,334	10,301	10,261	10,229	10,196	10,161	10,128	10,092	10,048	10,008		10,000
C000244760
Account Value [Line Items]
Line Graph and Table Measure Name	Brookstone Value Stock ETF
Account Value	$ 12,885	12,580	12,993	13,214	13,290	12,675	13,420	12,659	12,756	12,602	12,289	11,721	11,943	11,675	12,145	11,647	11,358	11,310	10,755	9,832	9,964		10,000
C000244761
Account Value [Line Items]
Line Graph and Table Measure Name	Brookstone Yield ETF
Account Value	$ 12,024	11,790	11,692	11,865	11,838	11,710	11,775	11,480	11,433	11,304	11,163	11,138	11,045	10,824	11,137	10,935	10,736	10,577	10,357	9,896	10,052	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,159	13,321	13,412	14,212	14,400	14,010	14,352	13,557	13,681	13,395	13,077	12,920	12,473	11,883	12,389	12,003	11,395	11,206	10,719	9,822	10,033	10,000
Dow Jones U.S. Select Dividend Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones US Select Dividend Index
Account Value	$ 13,001	12,716	13,296	13,564	13,229	12,878	13,925	13,093	13,120	12,862	12,477	11,597	11,838	11,353	11,716	10,988	10,849	11,042	10,437	9,753	10,023	10,000
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Account Value	$ 12,971	12,453	12,849	13,392	13,581	12,961	13,663	12,681	12,842	12,596	12,345	11,812	11,668	11,375	11,963	11,705	11,419	11,272	10,742	9,841	9,967		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,061	11,141	11,097	11,093	10,854	10,797	10,976	10,862	11,138	10,991	10,835	10,588	10,488	10,313	10,581	10,484	10,634	10,663	10,270	9,825	9,983		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,159	13,321	13,412	14,212	14,400	14,010	14,352	13,557	13,681	13,395	13,077	12,920	12,473	11,883	12,389	12,003	11,395	11,206	10,719	9,822	10,033	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,061	11,141	11,097	11,093	10,854	10,797	10,976	10,862	11,138	10,991	10,835	10,588	10,488	10,313	10,581	10,484	10,634	10,663	10,270	9,825	9,983		10,000
DJ Industrial Average - Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Industrial Average<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Account Value	$ 12,971	12,453	12,849	13,392	13,581	12,961	13,663	12,681	12,842	12,596	12,345	11,812	11,668	11,375	11,963	11,705	11,419	11,272	10,742	9,841	9,967		10,000
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 11,930	11,733	11,735	11,857	11,778	11,619	11,669	11,536	11,599	11,414	11,231	11,017	10,913	10,795	10,897	10,770	10,739	10,739	10,353	9,904	10,021	10,000
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 12,391	12,006	11,914	12,140	12,169	11,897	12,239	11,871	12,109	11,864	11,650	11,355	11,282	11,013	11,371	11,103	10,894	10,960	10,442	9,762	10,039	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,159	13,321	13,412	14,212	14,400	14,010	14,352	13,557	13,681	13,395	13,077	12,920	12,473	11,883	12,389	12,003	11,395	11,206	10,719	9,822	10,033	10,000
S&P 500 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 15,425	14,099	13,791	15,022	15,472	15,068	14,940	14,102	14,191	13,800	13,504	13,682	12,790	11,997	12,485	12,225	11,393	11,073	10,676	9,815	10,058		10,003
Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Account Value	$ 12,391	12,006	11,914	12,140	12,169	11,897	12,239	11,871	12,109	11,864	11,650	11,355	11,282	11,013	11,371	11,103	10,894	10,960	10,442	9,762	10,039	10,000
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Months U.S. Treasury Bill Index
Account Value	$ 10,873	10,833	10,795	10,758	10,723	10,684	10,641	10,599	10,558	10,513	10,463	10,416	10,373	10,322	10,278	10,231	10,188	10,144	10,097	10,052	10,006		10,000
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 12,727	12,355	12,812	13,202	13,147	12,777	13,709	12,960	13,127	12,982	12,609	12,037	12,117	11,767	12,295	11,760	11,412	11,379	10,782	9,841	10,013		$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,103	$ 11,183	$ 11,140	$ 11,135	$ 10,896	$ 10,838	$ 11,019	$ 10,903	$ 11,181	$ 11,033	$ 10,877	$ 10,628	$ 10,529	$ 10,353	$ 10,621	$ 10,524	$ 10,675	$ 10,704	$ 10,310	$ 9,863	$ 10,021	$ 10,000